SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ 8,689	$ (2,842)
Inventories	(5,958)	(23,972)
Prepaids	763	(4,239)
Accounts payable and accrued liabilities	4,140	(12,226)
Advance payment on product sales	1,216	(3,371)
Interest payable	0	(128)
Mineral tax payable	(2,933)	(1,341)
Net change in working capital	5,917	(48,119)
Non-cash investing and financing activities
Cariboo acquisition, net assets	61,232	65,930
Assets acquired under capital lease	2,568	1,087
Right-of-use assets	$ 8,886	$ 11,179